Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
Summary of Inventories

Inventories	€ million 2024	€ million 2023
Raw materials and consumables	1,912	1,815
Finished goods and goods for resale	3,569	3,662
Total inventories	5,481	5,477
Provision for inventories	(304)	(358)
	5,177	5,119

Summary Reconciliation Of Provision For Inventories

Provision for inventories	€ million 2024	€ million 2023
1 January	358	379
Charge to income statement	9	80
Reduction/releases	(56)	(63)
Currency translations	(1)	(32)
Others(a)	(6)	(6)
31 December	304	358
(a)Others include the amount relating to the acquisition/disposal of businesses and transfers.